Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Revenue Disaggregated by Geographical Region

(CAD$ in millions)	2025
	Copper	Zinc	Total
Copper	$5,829	$—	$5,829
Zinc	324	2,683	3,007
Silver	130	857	987
Lead	15	479	494
Molybdenum	260	—	260
Germanium	—	207	207
Gold	61	128	189
Fertilizers and other	—	326	326
Intra-segment	—	(543)	(543)
	$6,619	$4,137	$10,756

(CAD$ in millions)	2024
	Copper	Zinc	Total
Copper	$5,035	$—	$5,035
Zinc	183	2,743	2,926
Silver	89	503	592
Lead	1	421	422
Molybdenum	186	—	186
Germanium	—	73	73
Gold	48	56	104
Fertilizers and other	—	274	274
Intra-segment	—	(547)	(547)
	$5,542	$3,523	$9,065
6. Revenue (continued)

b) Total Revenue by Region

The following table shows our revenue disaggregated by geographical region. Revenue is attributed to regions based on the destination port or delivery location as designated by the customer.

(CAD$ in millions)	2025	2024
Asia
China	$2,560	$2,669
Japan	1,283	1,095
South Korea	1,089	870
India	420	452
Australia	299	167
Other	101	83
Americas
United States	1,342	1,285
Canada	1,018	642
Chile	689	615
Other	14	8
Europe
Germany	922	410
Spain	594	326
Belgium	200	92
Netherlands	112	24
Finland	75	118
Other	38	209
	$10,756	$9,065